Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 1,593	$ 1,485	$ 5,103
Restricted deposit	10	10	23
Other accounts receivable	246	404	448
Convertible loan		531	705
Total current assets	1,849	2,430	6,279
NON-CURRENT ASSETS:
Restricted deposit	24	23
Prepaid public offering costs			53
Property and equipment, net	209	2,107	53
Total non-current assets	233	2,130	106
Total assets	2,082	4,560	6,385
CURRENT LIABILITIES:
Credit from others	64	91
Trade payables	885	1,618	1,077
Other accounts payable	138	844	155
Related parties		874
Warrants	486
Convertible debentures	993	779
Conversion component of convertible debentures	142	277
Total current liabilities	2,708	4,483	1,232
NON- CURRENT LIABILITIES:
Lease liability	116
Total non-current liabilities	116
EQUITY (DEFICIT) ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	4,529	3,822	3,812
Share premium	38,821	38,108	36,989
Reserve from share-based payment transactions	4,691	4,409	5,310
Foreign currency translation reserve	497	497	432
Transactions with non-controlling interests	261	261	261
Accumulated deficit	(49,541)	(46,912)	(41,651)
Total equity attributable to Therapix Biosciences Ltd. shareholders	(742)	185	5,153
Non-controlling interests		(108)
Total equity (deficit)	(742)	77	5,153
Total Equity and Liabilities	$ 2,082	$ 4,560	$ 6,385